SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)
Selling General And Administrative Expenses
Salaries and welfare expenses		$ 7,749,897	¥ 1,215,183,878	¥ 994,884,994	¥ 731,606,704
Office rental fees		1,916,266	300,470,479	286,839,848	254,796,251
System maintenance fees		1,774,394	278,225,038	255,944,146	227,858,326
Commission expenses		1,593,354	249,837,903	236,950,681	216,132,889
Depreciation and amortization expenses			126,109,125	122,007,991	92,376,436
Depreciation and amortization expenses		804,267		27,166,747
Promotion fees		731,729	114,735,159	111,741,975	78,836,878
Travel expenses		529,617	83,043,884	85,024,828	62,265,518
Recruitment fees		847,213	132,843,009	78,705,989	58,860,880
Office supplies		154,037	24,152,960	10,039,648	31,800,459
Tax and Public Dues		839,400	131,617,868	85,757,626	27,432,978
Entertainment Expense		169,076	26,511,102	26,582,451	22,338,255
Conference Fee		115,630	18,130,771	19,551,647	23,887,967
Others	[1]	875,967	137,351,761	113,957,607	113,786,249
Total		$ 18,100,847	¥ 2,838,212,937	¥ 2,427,989,431	¥ 1,941,979,790

[1]	Others primarily consist of selling, general, and administrative expenses that are not individually material to the Company’s financial position, including but not limited to utilities and administrative expenses.